Earnings (Loss) per share - Computation of basic and diluted net earnings (loss) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Net (Loss) Income	$ 10,147,465	$ (23,660,913)	$ (30,706,599)
Deemed dividend from repurchase of Series A preferred shareholders		(1,028,055)
Net (loss) Income attributable to ordinary shareholders	$ 10,147,465	$ (24,688,968)	$ (30,706,599)
Shares (Denominator):
Weighted average number of ordinary shares outstanding, Basic (in shares)	1,464,257,884	898,781,587	912,551,946
Weighted average number of ordinary shares outstanding, Diluted (in shares)	1,591,094,630	898,781,587	912,551,946
Net (loss) earnings per share-basic and diluted	$ 0.003	$ (0.03)	$ (0.03)
Series A Preferred Shares
Numerator:
Deemed dividend from repurchase of Series A preferred shareholders		$ (1,028,055)